UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2009 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS—98.05%

Banks—11.30%
580,000	Mitsubishi UFJ Financial Group, Inc.	3,303,183
843,000	Mizuho Financial Group, Inc.	2,212,228
72,000	Resona Holdings Inc.	1,138,492
189,000	The Bank of Yokohama, Ltd.	985,628
214,000	The Sumitomo Trust & Banking Co., Ltd.	1,077,767
		8,717,298
Chemicals—7.37%
221,000	Asahi Kasei Corp.	925,461
117,000	Daicei Chemical Industries Ltd.	522,613
37,100	Fujifilm Holdings Corp.	830,659
14,000	Nihon Parkerizing Co., Ltd.	120,067
45,600	Shin-Etsu Chemical Co., Ltd.	2,169,246
93,000	Toyo Ink Manufacturing Co., Ltd.	247,169
395,000	Ube Industries, Ltd.	873,367
		5,688,582
Commerce—0.17%
9,000	Canon Marketing Japan Inc.	134,774

Communication—5.99%
128	KDDI Corp.	814,740
37,900	NTT Corp.	1,862,200
1,101	NTT DoCoMo, Inc.	1,947,497
		4,624,437
Construction—3.03%
88,000	Daiwa House Industry Co., Ltd.	804,824
246,000	Kajima Corp.	664,791
119,000	Sumitomo Forestry Co., Ltd.	865,092
		2,334,707
Electric Appliances—10.83%
52,600	Canon Inc.	1,453,769
35,000	Casio Computer Co., Ltd.	280,234
1,800	Fanuc Ltd.	109,749
157,000	Fujitsu Ltd.	722,323
29,700	Hamamatsu Photonics K.K.	508,100
220,000	Mitsubishi Electric Corp.	1,031,826
12,000	Murata Manufacturing Co., Ltd.	459,631
138,000	Panasonic Corp.	1,693,601
49,500	Sony Corp.	983,920
23,900	Ushio Inc.	307,457
28,000	Yamatake Corp.	518,414
78,000	Yaskawa Electric Corp.	290,050
		8,359,074
Electric Power & Gas—3.40%
23,200	Kansai Electric Power Co., Inc.	643,797
43,000	Tohoku Electric Power Co., Inc.	1,116,415
27,200	Tokyo Electric Power Co., Inc.	859,587
		2,619,799

1

Foods—3.54%
137,000	Ajinomoto Co., Inc.	1,199,419
180,000	Meiji Dairies Corp.	860,302
61,000	Nisshin Seifun Group Inc.	675,053
		2,734,774
Glass & Ceramic Products—1.49%
123,000	Asahi Glass Co., Ltd.	657,923
73,000	Nippon Electric Glass Co., Ltd.	491,558
		1,149,481
Insurance—1.87%
37,000	Aioi Insurance Co., Ltd.	185,103
47,300	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,259,749
		1,444,852
Iron & Steel—0.61%
7,700	Kyoei Steel Ltd.	132,332
165,000	Sumitomo Metal Industries, Ltd.	337,186
		469,518
Land Transportation—2.97%
21,700	East Japan Railway Co.	1,490,285
220,000	Nippon Express Co., Ltd.	803,350
		2,293,635
Machinery—5.30%
8,000	Daifuku Co., Ltd.	41,273
72,500	Komatsu Ltd.	766,695
19,800	Makita Corp.	367,698
449,000	Mitsubishi Heavy Industries, Ltd.	1,729,816
95,000	Ricoh Co., Ltd.	1,187,102
		4,092,584
Marine Transportation—0.78%
126,000	Nippon Yusen Kabushiki Kaisha	605,025

Metal Products—0.92%
52,400	JS Group Corp.	708,029

Non-Ferrous Metals—1.55%
154,500	Sumitomo Electric Industries, Ltd.	1,192,178

Other Financing Business—0.30%
5,200	Orix Corp.	234,015

Other Products—0.53%
40,000	Namco Bandai Holdings Inc.	406,924

Pharmaceutical—5.73%
12,200	Astellas Pharma Inc.	468,654
22,000	Kyorin Co., Ltd.	303,897
14,500	Ono Pharmaceuticals Co., Ltd.	769,123
87,000	Rohto Pharmaceutical Co., Ltd.	1,084,221
37,900	Takeda Pharmaceutical Co., Ltd.	1,798,716
		4,424,611
Precision Instruments—0.97%
26,700	Hoya Corp.	485,997
43,000	Shimadzu Corp.	265,539
		751,536
Pulp & Paper—1.12%
179,000	Oji Paper Co., Ltd.	861,519

2

Real Estate—1.83%
85,000	Mitsui Fudosan Co., Ltd.		1,129,537
82,000	Tokyo Tatemono Co., Ltd.		282,032
			1,411,569
Retail Trade—7.19%
68,000	DCM Japan Holdings Co., Ltd.		404,735
25,900	FamilyMart Co., Ltd.		954,439
11,500	Nitori Co., Ltd.		816,750
81,000	Seven & I Holdings Co., Ltd.		2,202,513
28,800	Shimachu Co., Ltd.		623,276
29,500	Xebio Co., Ltd.		545,198
			5,546,911
Rubber Products—0.76%
45,000	Bridgestone Corp.		582,915

Services—2.50%
41,000	Dentsu Inc.		718,358
19,500	Nomura Research Institute, Ltd.		356,901
19,000	Secom Co., Ltd.		810,497
5,900	Temp Holdings Co., Ltd.		40,256
			1,926,012
Transportation Equipment—8.09%
106,000	Daihatsu Motor Co., Ltd.		909,079
50,800	Honda Motor Co., Ltd.		1,174,271
455,000	Kawasaki Heavy Industries, Ltd.		843,439
22,900	Shimano Inc.		792,741
77,200	Toyota Motor Corp.		2,521,608
			6,241,138
Wholesale Trade—7.91%
49,000	Hitachi High-Technologies Corp.		746,354
156,500	Mitsubishi Corp.		2,133,853
99,000	Mitsui & Co., Ltd.		1,061,307
233,300	Sumitomo Corp.		2,164,961
			6,106,475

Total Common Stocks (Cost—$98,838,830)			75,662,372

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—0.30%

U.S. DOLLAR TIME DEPOSIT—0.30%
231	Bank of New York, 0.05%, due 2/2/09 (Cost—$230,933)		230,933

Total Investments—98.35% (Cost—$99,069,762)			75,893,305

Other assets less liabilities—1.65%			1,275,529

NET ASSETS
	(Applicable to 14,441,200 shares of capital stock outstanding; equivalent to $5.34 per share)	100.00%	$77,168,834

See accompanying notes to financial statements.

3

Fair Value Measurements - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. There has been no impact to the Fund as a result of the adoption of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$75,893,305	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$75,893,305	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2009 are presented.

For federal income tax purposes, the cost of securities owned at January 31, 2009 was $98,840,280, excluding short-term interest-bearing investments.  At January 31, 2009, the net unrealized depreciation on investments, excluding short-term securities, of $23,177,908 was composed of gross appreciation of $2,070,180 for those investments having an excess of value over cost, and gross depreciation of $25,248,088 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)            The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)        Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: March 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: March 3, 2009
John J. O’Keefe, Vice President and Principal Financial Officer

\s\ Hideo Tanaka		Date: March 3, 2009
Hideo Tanaka, President and Principal Executive Officer